Related Parties Transactions And Balances (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Feb. 04, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Parties Transactions And Balances
Monthly payment		$ 15
Management services amounted		185	$ 222	$ 166
Payable balance amounted		15	15
Commitments amounted			121	$ 114
Other transactions with related parties, description	Then Company's controlling shareholder and Chairman of the Board of Directors transferred to RSAccess an amount of approximately $62 thousand (242 thousand NIS), which was to be used to partly repay its debt to the Safe-T.
Amount paid		$ 10	10
Balance payable			$ 12